Exhibit 99.1

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

Collection Period	31-Jan-26	30/360 Days	30	Collection Period Start	1-Jan-26
Distribution Date	17-Feb-26	Actual/360 Days	33	Collection Period End	31-Jan-26
				Prior Month Settlement Date	15-Jan-26
				Current Month Settlement Date	17-Feb-26

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,142,065,005.32	93,175,279.10	83,462,359.39	0.080124
Yield Supplement Overcollaterization		100,398,337.54	2,303,300.68	1,973,354.82
Total Adjusted Pool Balance		1,041,666,667.78	90,871,978.42	81,489,004.57
Total Adjusted Securities		1,041,666,667.78	90,871,978.42	81,489,004.57	0.078229
Class A-1 Notes	0.49597%	180,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.32000%	365,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.86000%	365,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	2.07000%	90,000,000.00	49,205,310.64	39,822,336.79	0.442470
Certificates	0.00000%	41,666,667.78	41,666,667.78	41,666,667.78	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	9,382,973.85	84,879.16	104.2552650	0.9431018
Certificates	0.00	0.00	—	—

Total Securities	9,382,973.85	84,879.16

I. COLLECTIONS

Interest:
Interest Collections				120,075.74
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				120,075.74
Principal:
Principal Collections				9,688,868.45
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				9,688,868.45
Recoveries of Defaulted Receivables				82,996.08

Total Collections				9,891,940.27

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			17,426	90,871,978.42
Total Principal Payment				9,382,973.85

			16,621	81,489,004.57

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	9,891,940.27
Reserve Account Draw	0.00
Total Available for Distribution	9,891,940.27
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	77,646.07
Servicing Fee Paid	77,646.07
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	84,879.16
Class A-4 Notes Monthly Interest Paid	84,879.16
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		84,879.16
Total Note Monthly Interest Paid		84,879.16
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		9,729,415.04
4. Total Monthly Principal Paid on the Notes		9,382,973.85
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		9,382,973.85
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		346,441.19
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		346,441.19

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67
Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		1.55%
Weighted Average Remaining Maturity[1]		14.44

	Amount	Number
Principal on Defaulted Receivables	24,051.26	6
Principal Recoveries of Defaulted Receivables	82,996.08

Monthly Net Losses	(58,944.82)
Pool Balance at Beginning of Collection Period	93,175,279.10
Net Loss Ratio for Third Preceding Collection Period	-0.21%
Net Loss Ratio for Second Preceding Collection Period	-0.67%
Net Loss Ratio for Preceding Collection Period	-0.99%
Net Loss Ratio for Current Collection Period	-0.76%
Four-Month Average Net Loss Ratio	-0.66%
Cumulative Net Losses for all Periods	1,945,431.09

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,136,753.87	153	1.36%
61-90 Days Delinquent	174,776.10	25	0.21%
91-120 Days Delinquent	37,224.65	4	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,348,754.62	182	1.62%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.17%	0.13%
Delinquency Ratio for Second Preceding Collection Period	0.28%	0.19%
Delinquency Ratio for Preceding Collection Period	0.23%	0.17%
Delinquency Ratio for Current Collection Period	0.25%	0.17%
Four-Month Average Delinquency Ratio	0.24%	0.17%
60 Day Delinquent Receivables	236,713.84
Delinquency Percentage	0.28%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	520,308.30
Number of Extensions	54

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

[1]

The Weighted Average Remaining Maturity (WARM) reported under Section VI. POOL STATISTICS for the Collection Period ended December 31, 2025 contained an error. The corrected December WARM value for NAROT 2022-A is 15.57. The January WARM is calculated correctly above.